LEASES (Narrative) (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Operating Leased Assets [Line Items]
Lease expense	$ 51,321	$ 62,184	$ 256,092	$ 159,137
Pittsburgh Pennsylvania [Member] | Office Space [Member]
Operating Leased Assets [Line Items]
Monthly rent	4,667		4,667
Los Angeles, California [Member] | Office Space [Member] | Through February 2016 [Member]
Operating Leased Assets [Line Items]
Monthly rent			27,099
Los Angeles, California [Member] | Office Space [Member] | Through February 2017 [Member]
Operating Leased Assets [Line Items]
Monthly rent	27,872		27,872
Los Angeles, California [Member] | Office Space [Member] | Through February 2018 [Member]
Operating Leased Assets [Line Items]
Monthly rent	28,710		28,710
Los Angeles, California [Member] | Office Space [Member] | Through February 2019 [Member]
Operating Leased Assets [Line Items]
Monthly rent	29,581		29,581
Los Angeles, California [Member] | Office Space [Member] | Through June 2019 [Member]
Operating Leased Assets [Line Items]
Monthly rent	$ 30,573		$ 30,573